Average Annual Total Returns		12 Months Ended	60 Months Ended	103 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Combined Former Indices (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.37%	11.49%	12.77%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	14.27%
Beta Advantage® U.S. ESG Equity Income Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%		17.25%	[2]
Solactive GFS Developed Markets ex NA Large & Mid Cap Value Style USD Index (TR) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.64%	9.20%	6.70%
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.68%	5.09%	6.26%
Beta Advantage® International ESG Equity Income Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.53%		21.66%	[2]
Combined Former Indices (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.53%	6.37%	7.44%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%	6.52%
Solactive GFS United States Large & Mid Cap Value Style USD Index (TR) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.51%	9.25%	9.07%
MSCI USA Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.34%	8.50%	9.90%
C000169559 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.79%	5.70%	6.57%
Performance Inception Date				Jun. 13, 2016
C000169559 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.13%	5.05%	5.59%
Performance Inception Date				Jun. 13, 2016
C000169559 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.07%	4.51%	5.12%
Performance Inception Date				Jun. 13, 2016
C000169560 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.89%	11.05%	12.13%
Performance Inception Date				Jun. 13, 2016
C000169560 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.42%	10.12%	10.59%
Performance Inception Date				Jun. 13, 2016
C000169560 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.71%	8.53%	9.28%
Performance Inception Date				Jun. 13, 2016

[1]	The Combined Former Indices 5 Years and Life of Fund performance represents the Fund’s Former Index (Beta Advantage® Sustainable U.S. Equity Income 100 Index) performance for the period from June 13, 2016 to October 14, 2022 and the Fund’s other former Index (Beta Advantage® U.S. ESG Equity Income Index) performance for the period from October 14, 2022 through December 31, 2024. The Combined Former Indices 1 Year performance represents the performance of the Beta Advantage® U.S. ESG Equity Income Index.
[2]	The Life of Fund Index performance is for the period from October 14, 2022 through December 31, 2024.
[3]	The Combined Former Indices 5 Years and Life of Fund performance represents the Fund’s Former Index (Beta Advantage® Sustainable International Equity Income 100 Index (Net)) performance for the period from June 13, 2016 to October 14, 2022 and the Fund’s other former Index (Beta Advantage® International ESG Equity Income Index (Net)) performance for the period from October 14, 2022 through December 31, 2024. The Combined Former Indices 1 Year performance represents the performance of the Beta Advantage® International ESG Equity Income Index (Net).